PIMCO Global Core Bond Hedged Portfolio Expense Example - Administrative Class [Member] - PIMCO Global Core Bond Hedged Portfolio - Administrative	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	$ 1,375